Schedule of Future Minimum Payments Under Non-Cancellable Leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
2024	$ 256,414
2025	69,421
Total undiscounted cash flows	325,835
Less: amount representing interest	(9,827)
Present value of operating lease liability	316,008	$ 546,022
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: current portion of operating lease liability	246,880	230,014
Long-term operating lease liability	69,128	316,008
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
2024	84,503
2025	87,038
2026	89,650
2027	53,199
Total undiscounted cash flows	314,390
Less: amount representing interest	(26,396)
Present value of operating lease liability	287,994
Less: current portion of operating lease liability	72,034
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: current portion of operating lease liability	72,034
Long-term operating lease liability	$ 215,960